Income Taxes - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Statutory income tax rate	0.00%	0.00%
Foreign (U.S.) tax rate differential	(0.40%)	(0.50%)
Research and development tax credits	0.50%	0.50%
2017 Tax Cuts and Jobs Act	(0.10%)
Effective income tax rate	0.00%	0.00%